iShares
®
MSCI Emerging Markets Asia ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
China  —  30 .5%
360 Security Technology, Inc. , Class A ........... 166,699 $ 248,623
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 69,576 197,564
3SBio, Inc.
(a) (b)
........................... 287,000 678,052
AAC Technologies Holdings, Inc. .............. 114,500 665,449
Accelink Technologies Co. Ltd. , Class A .......... 11,400 343,103
ACM Research Shanghai, Inc. , Class A .......... 11,852 401,460
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 9,293 409,226
AECC Aviation Power Co. Ltd. , Class A .......... 37,700 231,321
Agricultural Bank of China Ltd. , Class A .......... 813,900 760,317
Agricultural Bank of China Ltd. , Class H .......... 3,648,000 2,686,826
Aier Eye Hospital Group Co. Ltd. , Class A ........ 180,908 243,916
Air China Ltd. , Class A
(a)
.................... 248,000 249,442
Akeso, Inc.
(a) (b)
........................... 94,000 1,419,759
Alibaba Group Holding Ltd. .................. 2,212,120 34,297,048
Alibaba Health Information Technology Ltd.
(a) (c)
..... 908,000 419,914
Aluminum Corp. of China Ltd. , Class A .......... 235,100 397,960
Aluminum Corp. of China Ltd. , Class H .......... 576,000 806,660
Amlogic Shanghai Co. Ltd. , Class A ............ 10,875 170,373
Anhui Conch Cement Co. Ltd. , Class A .......... 116,100 345,796
Anhui Conch Cement Co. Ltd. , Class H .......... 176,500 428,199
Anhui Gujing Distillery Co. Ltd. , Class A .......... 12,500 171,888
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 42,200 230,847
ANTA Sports Products Ltd. .................. 184,200 1,780,645
Avary Holding Shenzhen Co. Ltd. , Class A ........ 23,200 359,966
BAIC BluePark New Energy Technology Co. Ltd. , Class
A
(a)
................................. 229,400 207,271
Baidu, Inc. , Class A
(a)
...................... 298,342 5,044,756
Bank of Beijing Co. Ltd. , Class A .............. 406,500 305,838
Bank of Chengdu Co. Ltd. , Class A ............. 87,000 239,245
Bank of China Ltd. , Class A .................. 524,400 454,227
Bank of China Ltd. , Class H .................. 9,287,000 6,173,557
Bank of Communications Co. Ltd. , Class A ........ 558,600 549,955
Bank of Communications Co. Ltd. , Class H ....... 1,259,000 1,173,636
Bank of Hangzhou Co. Ltd. , Class A ............ 121,400 287,292
Bank of Jiangsu Co. Ltd. , Class A .............. 252,858 422,037
Bank of Nanjing Co. Ltd. , Class A .............. 167,600 267,058
Bank of Ningbo Co. Ltd. , Class A .............. 79,800 366,014
Bank of Shanghai Co. Ltd. , Class A ............. 244,170 325,906
Baoshan Iron & Steel Co. Ltd. , Class A .......... 376,200 335,624
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 11,200 152,129
Beijing Enlight Media Co. Ltd. , Class A .......... 44,200 83,081
Beijing Enterprises Holdings Ltd. .............. 80,000 314,614
Beijing Kingsoft Office Software, Inc. , Class A ...... 7,921 279,938
Beijing New Building Materials PLC , Class A ...... 50,600 171,277
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 55,400 210,044
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. ,
Class A
(a)
............................. 36,260 185,684
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 574,000 425,955
BeOne Medicines Ltd. , Class H
(a)
.............. 117,775 2,649,850
Bilibili, Inc. , Class Z
(a)
...................... 41,307 716,321
Biwin Storage Technology Co. Ltd. , Class A
(a)
...... 6,786 328,479
BOC Aviation Ltd.
(b)
....................... 46,100 449,449
BOE Technology Group Co. Ltd. , Class A ......... 656,700 496,148
Bosideng International Holdings Ltd.
(c)
........... 894,000 485,141
BYD Co. Ltd. , Class A ...................... 61,900 879,779
BYD Co. Ltd. , Class H ..................... 481,100 5,600,327
BYD Electronic International Co. Ltd.
(c)
.......... 138,500 515,565
C&D International Investment Group Ltd.
(c)
........ 187,000 376,534
Security Shares Value
a
China (continued)
Caitong Securities Co. Ltd. , Class A ............ 274,180 $ 318,200
Cambricon Technologies Corp. Ltd. , Class A ....... 5,570 1,078,769
Canmax Technologies Co. Ltd. , Class A
(a)
........ 6,000 74,249
CCOOP Group Co. Ltd. , Class A
(a)
............. 409,200 105,098
CGN Power Co. Ltd. , Class H
(b)
............... 1,720,000 680,635
Changjiang Securities Co. Ltd. , Class A .......... 199,700 240,035
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 23,399 445,040
China CITIC Bank Corp. Ltd. , Class A ........... 228,000 250,064
China CITIC Bank Corp. Ltd. , Class H ........... 1,181,000 1,098,760
China Coal Energy Co. Ltd. , Class H ............ 352,000 568,221
China Construction Bank Corp. , Class A ......... 239,450 352,631
China Construction Bank Corp. , Class H ......... 12,727,000 13,789,871
China CSSC Holdings Ltd. , Class A ............ 84,962 469,437
China Eastern Airlines Corp. Ltd. , Class A
(a)
....... 402,872 261,240
China Energy Engineering Corp. Ltd. , Class A ..... 583,100 249,089
China Everbright Bank Co. Ltd. , Class A ......... 725,500 332,439
China Feihe Ltd.
(b)
........................ 808,000 315,741
China Galaxy Securities Co. Ltd. , Class A ........ 139,800 253,835
China Galaxy Securities Co. Ltd. , Class H ........ 632,500 626,471
China Gas Holdings Ltd. .................... 530,600 469,198
China Gold International Resources Corp. Ltd. ..... 35,800 689,643
China Great Wall Securities Co. Ltd. , Class A ...... 132,900 167,154
China Greatwall Technology Group Co. Ltd. , Class A
(a)
71,400 187,428
China Hongqiao Group Ltd. .................. 466,000 1,670,907
China International Capital Corp. Ltd. , Class A ..... 60,500 302,209
China International Capital Corp. Ltd. , Class H
(b)
.... 279,600 700,180
China Jushi Co. Ltd. , Class A ................. 69,200 431,241
China Life Insurance Co. Ltd. , Class A ........... 50,200 251,056
China Life Insurance Co. Ltd. , Class H .......... 1,029,000 3,796,095
China Longyuan Power Group Corp. Ltd. , Class H .. 474,000 409,484
China Mengniu Dairy Co. Ltd. ................ 447,000 967,823
China Merchants Bank Co. Ltd. , Class A ......... 185,800 1,044,293
China Merchants Bank Co. Ltd. , Class H ......... 513,331 3,088,223
China Merchants Energy Shipping Co. Ltd. , Class A . 135,744 318,408
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 155,200 230,324
China Merchants Port Holdings Co. Ltd. ......... 228,000 447,922
China Merchants Securities Co. Ltd. , Class A ...... 150,270 377,618
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 116,375 151,758
China Minsheng Banking Corp. Ltd. , Class A ...... 456,200 239,385
China Minsheng Banking Corp. Ltd. , Class H ...... 1,207,160 517,367
China National Building Material Co. Ltd. , Class H ... 842,000 569,949
China National Chemical Engineering Co. Ltd. , Class A 126,100 143,798
China National Nuclear Power Co. Ltd. , Class A .... 310,800 415,300
China Nonferrous Mining Corp. Ltd. ............ 232,000 402,656
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 58,200 418,566
China Oilfield Services Ltd. , Class H ............ 318,000 320,872
China Overseas Land & Investment Ltd. ......... 514,000 1,022,387
China Pacific Insurance Group Co. Ltd. , Class A .... 70,800 336,822
China Pacific Insurance Group Co. Ltd. , Class H .... 388,800 1,560,715
China Petroleum & Chemical Corp. , Class A ....... 471,400 337,969
China Petroleum & Chemical Corp. , Class H ...... 3,202,600 1,765,373
China Power International Development Ltd. ...... 912,000 432,879
China Railway Group Ltd. , Class A ............. 332,296 234,190
China Railway Group Ltd. , Class H ............. 810,000 362,350
China Resources Beer Holdings Co. Ltd. ......... 289,500 894,580
China Resources Gas Group Ltd.
(c)
............. 184,900 433,885
China Resources Land Ltd.
(c)
................. 453,277 2,041,396
China Resources Microelectronics Ltd. , Class A .... 30,142 285,869
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 91,200 483,982
China Resources Power Holdings Co. Ltd.
(c)
....... 302,000 819,545

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 50,010 $ 180,738
China Ruyi Holdings Ltd.
(a) (c)
................. 2,352,000 408,244
China Shenhua Energy Co. Ltd. , Class A ......... 69,500 481,949
China Shenhua Energy Co. Ltd. , Class H ......... 462,500 2,658,828
China Southern Airlines Co. Ltd. , Class A
(a)
........ 373,900 303,125
China State Construction Engineering Corp. Ltd. , Class
A .................................. 484,340 345,641
China Taiping Insurance Holdings Co. Ltd. ........ 245,900 624,320
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 684,100 421,678
China Tourism Group Duty Free Corp. Ltd. , Class A .. 34,700 305,176
China Tower Corp. Ltd. , Class H
(b)
.............. 650,700 823,277
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 40,700 409,502
China United Network Communications Ltd. , Class A . 496,151 319,104
China Vanke Co. Ltd. , Class A
(a)
............... 160,300 84,112
China XD Electric Co. Ltd. , Class A ............. 92,900 227,571
China Yangtze Power Co. Ltd. , Class A .......... 229,300 940,546
China Zheshang Bank Co. Ltd. , Class A .......... 502,910 223,010
Chongqing Changan Automobile Co. Ltd. , Class A ... 217,012 254,052
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 263,100 258,227
Chongqing Rural Commercial Bank Co. Ltd. , Class H 348,000 282,418
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(a)
................................. 70,450 141,502
Chow Tai Fook Jewellery Group Ltd.
(c)
........... 343,200 481,022
CITIC Ltd. .............................. 689,000 1,155,616
CITIC Securities Co. Ltd. , Class A .............. 150,290 579,096
CITIC Securities Co. Ltd. , Class H ............. 231,225 770,443
CMOC Group Ltd. , Class A .................. 154,400 423,609
CMOC Group Ltd. , Class H .................. 585,000 1,365,349
CNGR Advanced Material Co. Ltd. , Class A ....... 34,954 270,310
Contemporary Amperex Technology Co. Ltd. , Class A 36,226 2,272,717
Contemporary Amperex Technology Co. Ltd. , Class H 24,300 2,296,214
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 68,900 198,492
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 238,000 485,603
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 196,550 410,805
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 342,950 620,143
CRRC Corp. Ltd. , Class A ................... 333,800 284,692
CRRC Corp. Ltd. , Class H ................... 690,000 457,389
CSC Financial Co. Ltd. , Class A ............... 98,800 356,308
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(a)
. 26,900 106,402
CSPC Pharmaceutical Group Ltd. .............. 1,165,200 1,115,556
Daqin Railway Co. Ltd. , Class A ............... 296,400 227,383
Datang International Power Generation Co. Ltd. , Class
A .................................. 238,000 303,757
Delton Technology Guangzhou, Inc. , Class A ...... 11,900 345,604
Dongfang Electric Corp. Ltd. , Class A ........... 57,000 296,877
Dongxing Securities Co. Ltd. , Class A ........... 138,900 274,610
Dosilicon Co. Ltd. , Class A
(a)
................. 9,000 188,899
East Money Information Co. Ltd. , Class A ......... 183,898 521,237
Eastroc Beverage Group Co. Ltd. , Class A ........ 14,710 309,712
Ecovacs Robotics Co. Ltd. , Class A ............. 15,000 130,195
Empyrean Technology Co. Ltd. , Class A .......... 12,600 213,149
ENN Energy Holdings Ltd. ................... 119,800 839,952
ENN Natural Gas Co. Ltd. , Class A ............. 85,000 245,628
Eoptolink Technology, Inc. Ltd. , Class A .......... 11,400 1,183,246
Eve Energy Co. Ltd. , Class A ................. 39,100 368,153
Everbright Securities Co. Ltd. , Class A ........... 173,700 366,440
EverProX Technologies Co. Ltd. , Class A ......... 11,900 438,354
Far East Horizon Ltd.
(c)
..................... 465,000 456,557
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 27,100 207,805
Security Shares Value
a
China (continued)
Focus Media Information Technology Co. Ltd. , Class A 246,300 $ 203,147
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 70,898 376,546
Founder Securities Co. Ltd. , Class A ............ 374,152 381,182
Foxconn Industrial Internet Co. Ltd. , Class A ....... 107,700 1,164,156
Full Truck Alliance Co. Ltd. , ADR .............. 108,052 953,019
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 46,800 364,435
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 91,200 647,520
Ganfeng Lithium Group Co. Ltd. , Class A ......... 34,720 367,590
Ganfeng Lithium Group Co. Ltd. , Class H
(b)
....... 70,600 580,062
GCL Technology Holdings Ltd.
(a)
............... 3,880,000 411,355
GD Power Development Co. Ltd. , Class A ........ 286,400 218,018
GDS Holdings Ltd. , Class A
(a)
................. 173,200 763,010
Geely Automobile Holdings Ltd. ............... 886,000 2,127,693
GEM Co. Ltd. , Class A ..................... 182,400 210,394
Genscript Biotech Corp.
(a)
................... 240,000 418,169
GF Securities Co. Ltd. , Class A ............... 127,500 356,284
GF Securities Co. Ltd. , Class H ............... 186,600 384,741
Giant Biogene Holding Co. Ltd.
(b) (c)
............. 94,200 361,307
Giant Network Group Co. Ltd. , Class A .......... 49,500 190,674
GigaDevice Semiconductor, Inc. , Class A ......... 10,200 704,595
GoerTek, Inc. , Class A ..................... 58,800 233,396
Goldwind Science & Technology Co. Ltd. , Class A ... 69,702 241,345
Gotion High-tech Co. Ltd. , Class A ............. 59,800 291,383
Great Wall Motor Co. Ltd. , Class H ............. 406,000 539,303
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 55,400 320,715
Guangdong Haid Group Co. Ltd. , Class A ........ 49,400 341,951
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 47,600 250,786
Guangdong Investment Ltd. .................. 566,000 603,057
Guangzhou Automobile Group Co. Ltd. , Class A .... 193,900 173,916
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 43,300 333,008
Guosen Securities Co. Ltd. , Class A ............ 187,600 280,827
Guotai Haitong Securities Co. Ltd. ............. 176,850 402,336
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 370,528 618,421
Guoyuan Securities Co. Ltd. , Class A ........... 208,140 219,537
H World Group Ltd. , Class A , ADR ............. 28,500 1,279,365
Haidilao International Holding Ltd.
(b)
............ 347,000 564,651
Haier Smart Home Co. Ltd. , Class A ............ 111,800 345,070
Haier Smart Home Co. Ltd. , Class H ............ 312,200 784,804
Hainan Airlines Holding Co. Ltd. , Class A
(a)
........ 1,122,700 243,946
Hainan Airport Infrastructure Co. Ltd. , Class A ...... 316,000 149,947
Haitian International Holdings Ltd. ............. 114,000 287,908
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 11,600 361,705
Hangzhou First Applied Material Co. Ltd. , Class A ... 59,889 158,472
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 56,400 288,505
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 11,900 69,426
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 236,000 945,105
Henan Shijia Photons Technology Co. Ltd. , Class A .. 8,911 214,178
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 63,056 233,181
Hengan International Group Co. Ltd. ............ 183,000 568,767
Hengli Petrochemical Co. Ltd. , Class A .......... 100,500 255,496
Hengtong Optic-electric Co. Ltd. , Class A ......... 34,500 393,665
Hesai Group , Class B
(a) (c)
.................... 22,760 436,639
Hgtech Co. Ltd. , Class A .................... 11,900 267,595
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 7,980 268,713
Horizon Robotics , Class B
(a) (c)
................. 826,800 560,172
Hua Hong Semiconductor Ltd. , Class A
(a)
......... 9,400 328,956
Hua Hong Semiconductor Ltd. , Class H
(a) (b)
........ 113,000 2,328,763
Huadian Power International Corp. Ltd. , Class A .... 240,900 197,996
Huadong Medicine Co. Ltd. , Class A ............ 34,272 146,998
Huaneng Power International, Inc. , Class A ....... 138,000 180,944

iShares
®
MSCI Emerging Markets Asia ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Huaneng Power International, Inc. , Class H ....... 706,000 $ 654,971
Huaqin Co. Ltd. , Class A .................... 11,400 179,204
Huatai Securities Co. Ltd. , Class A ............. 150,700 405,099
Huatai Securities Co. Ltd. , Class H
(b)
............ 184,600 373,875
Huaxia Bank Co. Ltd. , Class A ................ 287,000 284,654
Huayu Automotive Systems Co. Ltd. , Class A ...... 84,400 208,464
Hubei Feilihua Quartz Glass Co. Ltd. , Class A
(a)
.... 9,200 181,884
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 12,700 190,928
Hunan Valin Steel Co. Ltd. , Class A ............. 217,000 128,723
Hundsun Technologies, Inc. , Class A ............ 51,075 183,357
Hwatsing Technology Co. Ltd. , Class A .......... 5,956 230,231
Hygon Information Technology Co. Ltd. , Class A .... 23,179 1,009,157
IEIT Systems Co. Ltd. , Class A ................ 25,800 246,241
Iflytek Co. Ltd. , Class A ..................... 51,900 367,462
Industrial & Commercial Bank of China Ltd. , Class A . 604,200 644,883
Industrial & Commercial Bank of China Ltd. , Class H . 8,647,000 7,322,757
Industrial Bank Co. Ltd. , Class A ............... 196,000 535,970
Industrial Securities Co. Ltd. , Class A ........... 301,540 256,430
Ingenic Semiconductor Co. Ltd. , Class A ......... 12,100 281,876
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A . 664,700 232,302
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 210,900 159,691
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 46,000 272,161
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 79,900 317,810
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 173,800 483,164
Innovent Biologics, Inc.
(a) (b)
................... 213,500 2,267,016
J&T Global Express Ltd.
(a)
................... 390,800 450,296
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 47,588 64,089
JCET Group Co. Ltd. , Class A ................ 28,700 348,610
JD Health International, Inc.
(a) (b)
............... 161,400 787,088
JD Logistics, Inc.
(a) (b)
....................... 308,700 507,917
JD.com, Inc. , Class A ...................... 322,444 4,648,279
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 188,100 334,930
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 18,420 297,129
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 72,276 536,327
Jiangsu King's Luck Brewery JSC Ltd. , Class A ..... 42,100 188,555
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 35,203 236,185
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 54,300 337,860
Jiangxi Copper Co. Ltd. , Class A .............. 47,800 308,188
Jiangxi Copper Co. Ltd. , Class H .............. 166,000 747,491
Jinko Solar Co. Ltd. , Class A
(a)
................ 243,393 210,869
Kanzhun Ltd. , ADR ....................... 53,466 725,534
KE Holdings, Inc. , Class A ................... 283,958 1,551,700
Kingboard Laminates Holdings Ltd. ............. 144,000 1,001,056
Kingdee International Software Group Co. Ltd.
(a) (c)
... 495,000 462,197
Kingsoft Corp. Ltd. ........................ 168,800 457,873
Kuaishou Technology , Class B
(b) (c)
.............. 356,700 2,079,066
Kuang-Chi Technologies Co. Ltd. , Class A
(a)
....... 34,700 206,154
Kunlun Energy Co. Ltd. ..................... 558,000 509,804
Kunlun Tech Co. Ltd. , Class A
(a)
............... 30,000 194,939
Kweichow Moutai Co. Ltd. , Class A ............. 10,918 2,138,689
Laopu Gold Co. Ltd. , Class H
(c)
................ 5,600 359,175
LB Group Co. Ltd. , Class A .................. 95,900 202,706
Legend Biotech Corp. , Class A , ADR
(a)
........... 15,835 430,079
Lenovo Group Ltd. ........................ 1,140,000 3,493,599
Lens Technology Co. Ltd. , Class A ............. 58,500 350,133
Li Auto, Inc. , Class A
(a)
..................... 179,048 1,335,110
Li Ning Co. Ltd. .......................... 384,000 891,135
Lingyi iTech Guangdong Co. , Class A ........... 128,000 275,343
Longfor Group Holdings Ltd.
(b) (c)
............... 285,000 285,058
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 136,922 281,158
Luxshare Precision Industry Co. Ltd. , Class A ...... 72,941 790,826
Luzhou Laojiao Co. Ltd. , Class A .............. 17,600 236,842
Security Shares Value
a
China (continued)
Mango Excellent Media Co. Ltd. , Class A ......... 45,700 $ 117,701
Maxscend Microelectronics Co. Ltd. , Class A
(a)
..... 8,625 137,821
Meituan , Class B
(a) (b)
....................... 666,350 6,475,976
Metallurgical Corp. of China Ltd. , Class A ......... 521,100 217,922
Midea Group Co. Ltd. , Class A ................ 51,800 619,046
Midea Group Co. Ltd. , Class H ................ 56,000 612,504
MINISO Group Holding Ltd. .................. 105,540 346,238
MMG Ltd.
(a) (c)
............................ 780,000 879,238
Montage Technology Co. Ltd. , Class A ........... 12,789 479,602
Muyuan Foods Group Co. Ltd. , Class A .......... 71,111 399,704
NARI Technology Co. Ltd. , Class A ............. 93,993 345,949
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 66,600 273,179
NAURA Technology Group Co. Ltd. , Class A ....... 6,920 644,794
NetEase, Inc. ........................... 232,500 5,700,542
New China Life Insurance Co. Ltd. , Class A ....... 31,400 277,205
New China Life Insurance Co. Ltd. , Class H ....... 144,300 893,572
New Hope Liuhe Co. Ltd. , Class A ............. 183,100 213,504
New Oriental Education & Technology Group, Inc. ... 183,660 845,915
Nexchip Semiconductor Corp. , Class A .......... 47,600 320,849
Ningbo Deye Technology Corp. , Class A ......... 22,560 385,941
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 29,440 194,517
Ningbo Tuopu Group Co. Ltd. , Class A .......... 26,045 239,721
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 104,400 370,361
NIO, Inc. , Class A
(a)
....................... 263,919 1,487,089
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 269,400 1,470,304
OmniVision Integrated Circuits Group, Inc. ........ 18,230 256,209
Orient Overseas International Ltd.
(c)
............ 25,000 434,437
Orient Securities Co. Ltd. , Class A ............. 209,444 288,261
PDD Holdings, Inc. , ADR
(a) (c)
................. 93,938 7,932,125
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 217,900 220,308
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 1,260,000 832,743
PetroChina Co. Ltd. , Class A ................. 265,200 426,147
PetroChina Co. Ltd. , Class H ................. 2,772,000 3,853,476
Pharmaron Beijing Co. Ltd. , Class A ............ 33,600 124,686
PICC Property & Casualty Co. Ltd. , Class H ....... 912,740 1,694,030
Ping An Bank Co. Ltd. , Class A ................ 243,236 393,082
Ping An Insurance Group Co. of China Ltd. , Class A . 102,000 806,703
Ping An Insurance Group Co. of China Ltd. , Class H . 893,000 6,839,608
Piotech, Inc. , Class A ...................... 5,527 514,302
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 242,900 207,198
Pony AI, Inc. , Class A
(a)
..................... 44,700 454,966
Pop Mart International Group Ltd.
(b) (c)
............ 75,800 1,670,642
Postal Savings Bank of China Co. Ltd. , Class A ..... 517,000 380,568
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 1,140,000 729,910
Power Construction Corp. of China Ltd. , Class A .... 337,500 266,557
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 103,900 473,018
QuantumCTek Co. Ltd. , Class A ............... 2,171 179,004
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 19,600 242,939
Remegen Co. Ltd. , Class H
(a) (b)
................ 32,000 338,352
RoboTechnik Intelligent Technology Co. Ltd. , Class A . 2,900 273,808
Rockchip Electronics Co. Ltd. , Class A .......... 11,400 296,262
Rongsheng Petrochemical Co. Ltd. , Class A ....... 185,328 308,611
SAIC Motor Corp. Ltd. , Class A ............... 135,722 247,189
Sanan Optoelectronics Co. Ltd. , Class A ......... 93,200 215,805
Sany Heavy Industry Co. Ltd. , Class A ........... 150,200 398,980
Satellite Chemical Co. Ltd. , Class A ............ 58,912 202,634
SDIC Capital Co. Ltd. , Class A ................ 228,576 217,677
SDIC Power Holdings Co. Ltd. , Class A .......... 149,700 316,425
SenseTime Group, Inc. , Class B
(a) (b)
............ 4,312,000 915,592
Seres Group Co. Ltd. , Class A ................ 22,900 275,684

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
SF Holding Co. Ltd. , Class A ................. 68,500 $ 353,892
SG Micro Corp. , Class A .................... 13,100 228,059
Shaanxi Coal Industry Co. Ltd. , Class A .......... 126,573 481,418
Shandong Gold Mining Co. Ltd. , Class A ......... 80,760 347,338
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 172,250 527,078
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 31,840 246,355
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 70,600 222,118
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 45,700 198,801
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 359,600 276,799
Shanghai Baosight Software Co. Ltd. , Class A ..... 92,048 274,833
Shanghai Electric Group Co. Ltd. , Class A
(a)
....... 231,400 276,046
Shanghai International Airport Co. Ltd. , Class A ..... 69,400 257,190
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 89,700 218,527
Shanghai Pudong Development Bank Co. Ltd. , Class A 375,100 519,790
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 57,175 259,202
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 233,800 183,521
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 231,000 290,279
Shanghai United Imaging Healthcare Co. Ltd. , Class A 23,318 414,678
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd. , Class A .......................... 35,900 184,341
Shanjin International Gold Co. Ltd. , Class A ....... 75,100 251,084
Shannon Semiconductor Technology Co. Ltd. , Class A 11,900 315,009
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 215,580 216,367
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 91,200 215,689
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 23,320 442,322
Sharetronic Data Technology Co. Ltd. , Class A ..... 9,800 346,487
Shengyi Electronics Co. Ltd. , Class A ........... 19,155 391,312
Shengyi Technology Co. Ltd. , Class A ........... 29,100 603,786
Shennan Circuits Co. Ltd. , Class A ............. 11,400 692,453
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 536,600 349,883
Shenzhen Envicool Technology Co. Ltd. , Class A ... 23,400 314,882
Shenzhen Goodix Technology Co. Ltd. , Class A .... 23,700 213,848
Shenzhen Inovance Technology Co. Ltd. , Class A ... 32,950 360,564
Shenzhen Kedali Industry Co. Ltd. , Class A ....... 11,900 305,851
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 23,800 278,357
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 6,500 530,044
Shenzhen Megmeet Electrical Co. Ltd. , Class A .... 11,900 221,415
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 15,400 345,625
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 11,900 82,215
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 23,300 115,100
Shenzhen Sunway Communication Co. Ltd. , Class A . 15,900 231,850
Shenzhen Techwinsemi Technology Co. Ltd. , Class A 4,000 378,160
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 24,409 216,770
Shenzhou International Group Holdings Ltd. ....... 122,100 722,465
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(a)
.. 6,000 211,583
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 125,800 288,239
Sichuan Huafeng Technology Co. Ltd. , Class A
(a)
.... 4,334 90,930
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 44,200 237,618
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 8,500 500,584
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 160,220 207,119
Sino Biopharmaceutical Ltd. ................. 1,499,250 955,464
Sinoma Science & Technology Co. Ltd. , Class A .... 35,200 370,173
Sinopharm Group Co. Ltd. , Class H ............ 222,000 478,900
Sinotruk Hong Kong Ltd. .................... 118,000 561,008
Skyverse Technology Co. Ltd. , Class A
(a)
......... 5,704 183,789
Smoore International Holdings Ltd.
(b) (c)
........... 299,000 347,152
SooChow Securities Co. Ltd. , Class A ........... 233,336 270,353
Security Shares Value
a
China (continued)
Spring Airlines Co. Ltd. , Class A ............... 23,745 $ 171,877
Sungrow Power Supply Co. Ltd. , Class A ......... 23,460 617,482
Sunny Optical Technology Group Co. Ltd. ........ 107,600 1,152,463
Sunwoda Electronic Co. Ltd. , Class A ........... 44,700 150,894
SUPCON Technology Co. Ltd. , Class A .......... 21,991 278,933
Suzhou Centec Communications Co. Ltd. , Class A
(a)
. 3,447 143,438
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 23,300 733,272
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 5,800 213,757
Suzhou TFC Optical Communication Co. Ltd. , Class A 11,100 743,416
TAL Education Group , ADR
(a)
................. 59,622 578,930
TBEA Co. Ltd. , Class A ..................... 91,600 342,935
TCL Technology Group Corp. , Class A ........... 429,070 271,645
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 55,375 79,819
Tencent Holdings Ltd. ...................... 798,199 43,367,406
Tencent Music Entertainment Group , ADR ........ 90,429 833,755
Tianqi Lithium Corp. , Class A
(a)
................ 35,100 327,167
Tianshan Aluminum Group Co. Ltd. , Class A ....... 133,700 295,737
Tingyi Cayman Islands Holding Corp. ........... 356,000 542,738
Tongcheng Travel Holdings Ltd. ............... 276,000 498,608
TongFu Microelectronics Co. Ltd. , Class A ........ 27,700 270,912
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 325,000 332,452
Tongwei Co. Ltd. , Class A
(a)
.................. 72,500 158,331
Trina Solar Co. Ltd. , Class A
(a)
................ 48,585 110,758
Trip.com Group Ltd.
(a)
...................... 81,946 3,860,886
Tsingtao Brewery Co. Ltd. , Class A ............. 12,164 109,973
Tsingtao Brewery Co. Ltd. , Class H ............. 122,000 774,974
UBTech Robotics Corp. Ltd. , Class H
(a) (c)
......... 32,850 428,723
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 11,159 130,757
Unisplendour Corp. Ltd. , Class A .............. 57,080 242,487
United Nova Technology Co. Ltd. , Class A
(a)
....... 185,549 221,286
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 39,600 262,475
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 8,810 321,701
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 13,000 706,749
Vipshop Holdings Ltd. , ADR .................. 52,977 753,333
Wanhua Chemical Group Co. Ltd. , Class A ........ 46,700 507,054
Want Want China Holdings Ltd.
(c)
.............. 570,000 302,569
Weichai Power Co. Ltd. , Class A ............... 113,324 592,292
Weichai Power Co. Ltd. , Class H .............. 262,200 1,392,881
Wens Foodstuff Group Co. Ltd. , Class A ......... 138,560 280,160
Western Mining Co. Ltd. , Class A .............. 49,500 223,922
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 23,800 237,721
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 115,105 218,975
Wuliangye Yibin Co. Ltd. , Class A .............. 46,300 580,917
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 22,800 444,727
WuXi AppTec Co. Ltd. , Class A ................ 23,004 345,380
WuXi AppTec Co. Ltd. , Class H
(b) (c)
............. 69,596 1,158,829
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 495,000 2,117,158
WuXi XDC Cayman, Inc.
(a)
................... 64,500 452,145
XCMG Construction Machinery Co. Ltd. , Class A .... 237,400 342,148
Xiamen Tungsten Co. Ltd. , Class A ............. 36,000 290,021
Xiaomi Corp. , Class B
(a) (b)
................... 2,258,200 8,087,675
Xinjiang Daqo New Energy Co. Ltd. , Class A
(a)
..... 61,856 177,954
Xinyi Solar Holdings Ltd. .................... 862,000 294,008
XPeng, Inc. , Class A
(a)
..................... 182,952 1,488,123
XtalPi Holdings Ltd.
(a) (c)
..................... 286,000 300,816
Yadea Group Holdings Ltd.
(b)
................. 244,000 350,889
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b) (c)
........................... 61,500 1,773,231

iShares
®
MSCI Emerging Markets Asia ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Yangtze Optical Fibre Cable Joint Stock Ltd. Co. , Class
A .................................. 4,900 $ 291,749
Yankuang Energy Group Co. Ltd. , Class A ........ 119,785 385,986
Yankuang Energy Group Co. Ltd. , Class H ........ 456,700 848,493
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 11,600 240,719
Yealink Network Technology Corp. Ltd. , Class A .... 35,380 188,971
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 75,118 115,229
YTO Express Group Co. Ltd. , Class A ........... 104,100 288,513
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 1,177 197,020
Yum China Holdings, Inc. ................... 51,380 2,243,790
Yunnan Aluminium Co. Ltd. , Class A ............ 80,900 341,314
Yunnan Baiyao Group Co. Ltd. , Class A .......... 46,180 340,866
Yunnan Tin Co. Ltd. , Class A ................. 37,900 210,791
Zangge Mining Co. Ltd. , Class A ............... 34,700 396,012
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 13,099 248,628
Zhaojin Mining Industry Co. Ltd. , Class H ......... 274,000 758,628
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 125,800 271,113
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 104,100 196,618
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 57,900 249,482
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 92,864 229,306
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 35,095 284,822
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 28,100 211,314
Zhejiang Juhua Co. Ltd. , Class A .............. 45,600 222,768
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
104,766 526,182
Zhejiang NHU Co. Ltd. , Class A ............... 70,560 306,143
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 35,800 245,608
Zhejiang Weiming Environment Protection Co. Ltd. ,
Class A .............................. 63,140 140,731
Zheshang Securities Co. Ltd. , Class A ........... 242,200 338,054
Zhongji Innolight Co. Ltd. , Class A ............. 9,640 1,643,314
Zhongjin Gold Corp. Ltd. , Class A .............. 79,800 266,646
Zhongtai Securities Co. Ltd. , Class A ............ 424,800 341,709
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 102,800 532,066
Zijin Mining Group Co. Ltd. , Class A ............ 210,498 952,062
Zijin Mining Group Co. Ltd. , Class H ............ 790,000 3,311,851
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 243,600 259,719
ZTE Corp. , Class A
(a)
...................... 46,500 252,100
ZTE Corp. , Class H
(c)
...................... 123,160 419,959
ZTO Express Cayman, Inc. .................. 57,085 1,257,134
410,830,118
a
Hong Kong  —  0 .1%
China Renewable Energy Investment Ltd.
(a) (d)
...... 2,513 —
Zijin Gold International Co. Ltd. ............... 57,400 953,010
953,010
a
India  —  15 .1%
ABB India Ltd. ........................... 7,914 604,626
Adani Enterprises Ltd. ..................... 28,247 872,825
Adani Ports & Special Economic Zone Ltd. ........ 70,566 1,339,606
Adani Power Ltd.
(a)
........................ 474,364 1,215,043
Aditya Birla Capital Ltd.
(a)
................... 160,744 614,562
Alkem Laboratories Ltd. .................... 7,472 432,432
Ambuja Cements Ltd. ...................... 107,985 509,233
APL Apollo Tubes Ltd. ..................... 31,961 615,952
Apollo Hospitals Enterprise Ltd. ............... 15,507 1,334,227
Ashok Leyland Ltd. ....................... 436,531 714,037
Asian Paints Ltd. ......................... 55,055 1,548,917
Astral Ltd. .............................. 25,250 419,055
AU Small Finance Bank Ltd.
(b)
................ 90,174 934,322
Aurobindo Pharma Ltd. ..................... 42,410 636,471
Security Shares Value
a
India (continued)
Avenue Supermarts Ltd.
(a) (b)
.................. 22,116 $ 942,362
Axis Bank Ltd. ........................... 319,680 4,329,810
Bajaj Auto Ltd. ........................... 10,082 1,109,535
Bajaj Finance Ltd. ........................ 366,857 3,507,939
Bajaj Finserv Ltd. ......................... 58,058 1,089,548
Bajaj Holdings & Investment Ltd. .............. 4,476 488,117
Balkrishna Industries Ltd. ................... 17,884 415,065
Bank of Baroda .......................... 194,262 548,731
Bharat Electronics Ltd. ..................... 512,886 2,215,949
Bharat Forge Ltd. ......................... 37,177 765,064
Bharat Heavy Electricals Ltd. ................. 208,176 913,267
Bharat Petroleum Corp. Ltd. ................. 255,463 800,987
Bharti Airtel Ltd. .......................... 369,089 7,101,365
Bosch Ltd. ............................. 1,335 514,506
Britannia Industries Ltd. .................... 16,496 903,720
BSE Ltd. .............................. 9,393 409,743
Canara Bank ............................ 372,648 513,035
CG Power & Industrial Solutions Ltd. ............ 106,559 1,029,804
Cholamandalam Investment and Finance Co. Ltd. ... 65,835 1,064,898
Cipla Ltd. .............................. 74,562 1,099,280
Coal India Ltd. ........................... 254,856 1,227,900
Colgate-Palmolive India Ltd. ................. 21,062 456,691
Coromandel International Ltd. ................ 24,836 458,306
Cummins India Ltd. ....................... 21,026 1,301,267
Dabur India Ltd. .......................... 81,396 379,905
Divi's Laboratories Ltd. ..................... 17,254 1,210,464
Dixon Technologies India Ltd. ................ 6,133 743,552
DLF Ltd. ............................... 116,348 722,979
Dr Reddy's Laboratories Ltd. ................. 82,850 1,141,784
Eicher Motors Ltd. ........................ 20,119 1,519,194
Eternal Ltd.
(a)
............................ 371,747 979,735
Federal Bank Ltd. ........................ 285,005 866,352
Fortis Healthcare Ltd. ...................... 78,667 768,479
FSN E-Commerce Ventures Ltd.
(a)
............. 222,836 612,929
GAIL India Ltd. .......................... 345,306 597,710
GE Vernova T&D India Ltd. .................. 19,388 1,050,748
GMR Airports Ltd.
(a)
....................... 595,876 629,384
Godrej Consumer Products Ltd. ............... 64,339 696,741
Godrej Properties Ltd. ..................... 27,478 509,760
Grasim Industries Ltd. ...................... 41,921 1,376,976
Havells India Ltd. ......................... 36,799 455,912
HCL Technologies Ltd. ..................... 126,990 1,586,545
HDFC Asset Management Co. Ltd.
(b)
............ 25,536 718,625
HDFC Bank Ltd. ......................... 1,504,473 11,793,538
HDFC Life Insurance Co. Ltd.
(b)
............... 126,426 791,481
Hero MotoCorp Ltd. ....................... 17,096 881,888
Hindalco Industries Ltd. .................... 186,289 2,208,848
Hindustan Aeronautics Ltd. .................. 27,988 1,267,519
Hindustan Petroleum Corp. Ltd. ............... 141,185 584,895
Hindustan Unilever Ltd. ..................... 109,020 2,470,125
Hitachi Energy India Ltd. .................... 2,320 938,409
ICICI Bank Ltd. .......................... 703,826 9,304,049
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 39,075 736,966
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 75,661 401,214
IDFC First Bank Ltd. ....................... 792,005 594,135
Indian Bank ............................ 49,344 432,669
Indian Hotels Co. Ltd. (The) , Class A ............ 130,665 899,785
Indian Oil Corp. Ltd. ....................... 457,511 675,064
Indus Towers Ltd.
(a)
....................... 198,310 923,018
IndusInd Bank Ltd. ........................ 89,584 861,682
Info Edge India Ltd. ....................... 59,320 620,955
Infosys Ltd. ............................. 438,788 5,372,477
InterGlobe Aviation Ltd.
(b)
................... 27,673 1,280,351
ITC Ltd. ............................... 409,576 1,235,788

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Jindal Stainless Ltd. ....................... 55,868 $ 402,799
Jindal Steel Ltd. .......................... 55,314 703,141
Jio Financial Services Ltd. ................... 426,464 1,072,462
JSW Energy Ltd. ......................... 83,565 523,111
JSW Steel Ltd. .......................... 90,559 1,218,186
Kotak Mahindra Bank Ltd. ................... 753,996 3,048,370
L&T Finance Ltd. ......................... 176,372 531,941
Larsen & Toubro Ltd. ...................... 89,825 3,856,616
Lodha Developers Ltd.
(b)
.................... 53,144 524,533
LTM Ltd.
(b)
............................. 11,365 487,158
Lupin Ltd. .............................. 36,624 873,405
Mahindra & Mahindra Ltd. ................... 122,829 3,935,260
Malco Energy Ltd.
(a)
....................... 191,831 244,383
Mankind Pharma Ltd. ...................... 20,516 512,895
Marico Ltd. ............................. 85,265 737,146
Maruti Suzuki India Ltd. .................... 16,416 2,266,941
Max Healthcare Institute Ltd. ................. 110,515 1,122,348
Mphasis Ltd. ............................ 23,853 571,211
MRF Ltd. .............................. 424 550,598
Multi Commodity Exchange of India Ltd. ......... 854 26,573
Muthoot Finance Ltd. ...................... 18,897 665,582
National Aluminium Co. Ltd. .................. 149,292 667,419
Nestle India Ltd. ......................... 93,224 1,394,925
NHPC Ltd. ............................. 583,790 484,585
NMDC Ltd. ............................. 644,846 597,288
NTPC Ltd. ............................. 594,273 2,419,558
Oberoi Realty Ltd. ........................ 26,630 478,383
Oil & Natural Gas Corp. Ltd. ................. 437,424 1,222,282
Oil India Ltd. ............................ 91,517 458,764
One 97 Communications Ltd.
(a)
................ 66,212 779,983
Oracle Financial Services Software Ltd. .......... 4,589 482,083
Page Industries Ltd. ....................... 915 367,712
PB Fintech Ltd.
(a)
......................... 54,875 982,876
Persistent Systems Ltd. .................... 16,079 880,317
Petronet LNG Ltd. ........................ 137,484 392,183
Phoenix Mills Ltd. (The) .................... 32,632 608,398
PI Industries Ltd. ......................... 13,636 398,315
Pidilite Industries Ltd. ...................... 48,678 760,439
Polycab India Ltd. ........................ 8,488 846,661
Power Finance Corp. Ltd. ................... 211,874 955,338
Power Grid Corp. of India Ltd. ................ 616,638 1,885,563
Prestige Estates Projects Ltd. ................ 35,744 514,985
Punjab National Bank ...................... 391,709 437,202
REC Ltd. .............................. 196,554 698,368
Reliance Industries Ltd. .................... 797,351 11,084,763
Samvardhana Motherson International Ltd. ....... 720,769 1,104,725
SBI Cards & Payment Services Ltd. ............ 45,870 301,390
SBI Life Insurance Co. Ltd.
(b)
................. 65,116 1,254,364
Shree Cement Ltd. ........................ 1,713 455,863
Shriram Finance Ltd. ...................... 197,448 1,968,200
Siemens Energy India Ltd. ................... 15,469 630,479
Siemens Ltd.
(a)
.......................... 13,320 538,728
Solar Industries India Ltd. ................... 4,383 841,753
SRF Ltd. .............................. 24,095 688,167
State Bank of India ........................ 254,353 2,581,612
Sun Pharmaceutical Industries Ltd. ............. 127,488 2,412,820
Sundaram Finance Ltd. ..................... 10,896 480,544
Supreme Industries Ltd. .................... 13,261 495,256
Suzlon Energy Ltd.
(a)
...................... 1,633,041 978,965
Swiggy Ltd.
(a)
........................... 240,793 652,537
Talwandi Sabo Power Ltd.
(a)
.................. 191,831 244,383
Tata Communications Ltd. ................... 25,305 523,447
Tata Consultancy Services Ltd. ............... 119,287 2,837,713
Tata Consumer Products Ltd. ................. 83,416 1,034,710
Security Shares Value
a
India (continued)
Tata Motors Ltd. .......................... 282,676 $ 1,128,492
Tata Motors Passenger Vehicles Ltd. ............ 274,995 1,139,472
Tata Power Co. Ltd. (The) ................... 223,235 988,477
Tata Steel Ltd. ........................... 1,036,374 2,271,186
Tech Mahindra Ltd. ....................... 78,236 1,223,953
Titan Co. Ltd. ........................... 48,403 2,074,462
Torrent Pharmaceuticals Ltd. ................. 18,186 844,366
Torrent Power Ltd. ........................ 34,545 516,225
Trent Ltd. .............................. 26,662 1,184,558
Tube Investments of India Ltd. ................ 16,834 556,386
TVS Motor Co. Ltd. ....................... 35,705 1,260,856
UltraTech Cement Ltd. ..................... 15,390 1,859,232
Union Bank of India Ltd. .................... 299,653 529,369
United Spirits Ltd. ........................ 48,715 650,965
UPL Ltd. ............................... 89,172 605,039
Varun Beverages Ltd. ...................... 193,317 1,073,608
Vedanta Aluminium Metal Ltd.
(a)
............... 191,831 244,383
Vedanta Iron and Steel Ltd.
(a)
................. 191,831 244,383
Vedanta Ltd. ............................ 251,693 934,178
Vishal Mega Mart Ltd.
(a)
..................... 445,308 569,857
Vodafone Idea Ltd.
(a)
....................... 4,549,950 670,134
Voltas Ltd. ............................. 34,428 451,284
WAAREE Energies Ltd. .................... 14,706 485,901
Wipro Ltd. .............................. 377,623 815,426
Yes Bank Ltd.
(a)
.......................... 2,649,101 645,387
Zydus Lifesciences Ltd. .................... 34,430 390,193
202,897,304
a
Indonesia  —  0 .7%
Astra International Tbk PT ................... 2,814,200 787,409
Bank Central Asia Tbk PT ................... 7,561,700 2,416,292
Bank Mandiri Persero Tbk PT ................ 5,004,600 1,142,780
Bank Negara Indonesia Persero Tbk PT ......... 2,423,700 501,577
Bank Rakyat Indonesia Persero Tbk PT .......... 9,040,277 1,493,676
Barito Pacific Tbk PT
(a)
..................... 3,431,420 372,067
Bumi Resources Minerals Tbk PT
(a)
............. 12,477,600 415,171
Charoen Pokphand Indonesia Tbk PT ........... 1,265,400 302,365
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 136,288,400 381,333
Telkom Indonesia Persero Tbk PT ............. 7,102,200 1,195,665
United Tractors Tbk PT ..................... 275,400 353,304
9,361,639
a
Malaysia  —  1 .3%
AMMB Holdings Bhd ...................... 380,900 622,217
CELCOMDIGI Bhd ........................ 479,100 368,700
CIMB Group Holdings Bhd .................. 1,071,600 2,020,679
Gamuda Bhd ........................... 800,500 848,492
Hong Leong Bank Bhd ..................... 128,100 674,365
IHH Healthcare Bhd ....................... 354,500 805,793
IOI Corp. Bhd ........................... 396,900 399,437
Kuala Lumpur Kepong Bhd .................. 79,800 408,962
Malayan Banking Bhd ...................... 821,200 2,203,804
Maxis Bhd ............................. 437,300 409,311
MISC Bhd .............................. 257,500 528,944
Petronas Chemicals Group Bhd ............... 379,800 499,056
Petronas Gas Bhd ........................ 131,100 565,400
Press Metal Aluminium Holdings Bhd ........... 551,800 1,251,113
Public Bank Bhd ......................... 2,081,050 2,472,381
RHB Bank Bhd .......................... 301,362 624,039
SD Guthrie Bhd .......................... 342,100 501,287
Sunway Bhd ............................ 425,800 579,563
Telekom Malaysia Bhd ..................... 242,900 453,332
Tenaga Nasional Bhd ...................... 377,200 1,358,576

iShares
®
MSCI Emerging Markets Asia ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Malaysia (continued)
YTL Power International Bhd
(c)
................ 494,000 $ 518,397
18,113,848
a
Philippines  —  0 .4%
Ayala Corp. ............................. 49,540 351,137
Ayala Land, Inc. .......................... 1,037,860 245,491
Bank of the Philippine Islands ................ 296,504 451,466
BDO Unibank, Inc. ........................ 385,200 712,752
International Container Terminal Services, Inc. ..... 138,930 1,697,515
Manila Electric Co. ........................ 52,220 483,648
Metropolitan Bank & Trust Co. ................ 365,942 377,245
PLDT, Inc. ............................. 17,180 320,493
SM Investments Corp. ..................... 30,784 286,863
SM Prime Holdings, Inc. .................... 1,653,750 493,997
5,420,607
a
South Korea  —  19 .6%
Alteogen, Inc. ........................... 5,670 1,386,899
Amorepacific Corp.
(c)
...................... 5,667 432,355
APR Corp. ............................. 3,675 964,474
Celltrion, Inc.
(c)
........................... 21,975 2,810,338
DB Insurance Co. Ltd. ..................... 6,612 627,855
Doosan Co. Ltd. ......................... 1,084 1,422,361
Doosan Enerbility Co. Ltd.
(a) (c)
................. 59,636 4,182,780
Ecopro BM Co. Ltd. ....................... 8,209 1,181,133
Ecopro Co. Ltd.
(a) (c)
........................ 15,117 1,397,018
Hana Financial Group, Inc. .................. 37,899 2,900,073
Hankook Tire & Technology Co. Ltd. ............ 11,584 513,409
Hanmi Semiconductor Co. Ltd. ................ 5,935 1,114,807
Hanwha Aerospace Co. Ltd. ................. 4,473 3,487,721
Hanwha Ocean Co. Ltd.
(a) (c)
.................. 18,474 1,512,572
Hanwha Systems Co. Ltd. ................... 12,086 842,090
HD Hyundai Co. Ltd. ...................... 6,137 1,130,512
HD Hyundai Electric Co. Ltd. ................. 3,310 2,318,105
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 4,905 2,266,558
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 5,920 1,662,387
HLB, Inc.
(a) (c)
............................ 19,024 640,678
HMM Co. Ltd. ........................... 34,387 446,111
HYBE Co. Ltd.
(a)
......................... 4,050 589,534
Hyosung Heavy Industries Corp. .............. 803 1,968,353
Hyundai Engineering & Construction Co. Ltd. ...... 10,995 1,073,943
Hyundai Glovis Co. Ltd.
(c)
................... 5,949 958,381
Hyundai Mobis Co. Ltd. ..................... 8,094 4,121,773
Hyundai Motor Co. ........................ 17,836 8,533,607
Hyundai Rotem Co. Ltd. .................... 10,602 1,410,551
Industrial Bank of Korea .................... 41,724 560,222
Kakao Corp.
(c)
........................... 45,526 1,266,906
KakaoBank Corp.
(c)
....................... 29,094 432,899
KB Financial Group, Inc. .................... 48,575 4,866,568
Kia Corp. .............................. 31,562 3,540,630
Korea Aerospace Industries Ltd.
(c)
.............. 10,375 1,160,115
Korea Electric Power Corp. .................. 39,374 1,022,834
Korea Investment Holdings Co. Ltd. ............ 6,204 981,749
Korean Air Lines Co. Ltd. ................... 27,956 495,840
Krafton, Inc.
(a)
........................... 4,513 771,032
KT&G Corp. ............................ 13,012 1,589,359
LG Chem Ltd. ........................... 6,728 1,639,104
LG Corp.
(c)
............................. 12,840 1,249,981
LG Display Co. Ltd.
(a) (c)
..................... 55,539 594,465
LG Electronics, Inc.
(c)
...................... 14,640 2,854,426
LG Energy Solution Ltd.
(a)
................... 6,384 1,938,254
LG Uplus Corp. .......................... 35,982 385,334
LIG Defense&Aerospace Co. Ltd. .............. 1,938 1,030,085
LS Electric Co. Ltd. ....................... 10,415 1,678,503
Meritz Financial Group, Inc.
(a)
................. 11,130 759,971
Security Shares Value
a
South Korea (continued)
Mirae Asset Securities Co. Ltd.
(c)
.............. 32,605 $ 1,334,932
NAVER Corp. ........................... 19,405 3,007,548
NH Investment & Securities Co. Ltd. ............ 24,333 489,243
POSCO Future M Co. Ltd.
(c)
.................. 5,133 839,678
POSCO Holdings, Inc. ..................... 9,769 2,751,702
Posco International Corp. ................... 8,564 362,564
Samsung Biologics Co. Ltd.
(a) (b)
............... 1,565 1,415,458
Samsung C&T Corp. ...................... 11,628 3,353,325
Samsung Electro-Mechanics Co. Ltd. ........... 7,641 10,801,207
Samsung Electronics Co. Ltd. ................ 332,690 69,796,242
Samsung Episholdings Co. Ltd.
(a)
.............. 1,307 419,766
Samsung Fire & Marine Insurance Co. Ltd. ....... 3,990 1,505,738
Samsung Heavy Industries Co. Ltd.
(a) (c)
.......... 97,081 1,802,393
Samsung Life Insurance Co. Ltd.
(c)
............. 11,064 2,858,518
Samsung SDI Co. Ltd.
(a)
.................... 8,673 3,961,423
Samsung SDS Co. Ltd. ..................... 6,163 1,226,367
Samyang Foods Co. Ltd.
(c)
.................. 684 547,084
Shinhan Financial Group Co. Ltd. .............. 58,042 3,610,344
SK Biopharmaceuticals Co. Ltd.
(a)
.............. 263 15,640
SK hynix, Inc. ........................... 35,722 55,619,417
SK Innovation Co. Ltd.
(a)
.................... 9,983 789,931
SK Square Co. Ltd.
(a)
...................... 12,400 10,282,307
SK Telecom Co. Ltd. ....................... 15,950 1,068,160
SK, Inc. ............................... 5,008 2,254,356
S-Oil Corp. ............................. 7,337 523,231
Woori Financial Group, Inc.
(c)
................. 92,649 1,832,296
Yuhan Corp. ............................ 9,801 552,649
263,736,174
a
Taiwan  —  29 .7%
Accton Technology Corp. ................... 70,000 5,356,004
Advantech Co. Ltd. ....................... 70,158 1,102,826
Airtac International Group ................... 22,161 984,108
Alchip Technologies Ltd. .................... 12,000 1,663,637
ASE Technology Holding Co. Ltd. .............. 441,484 8,434,701
Asia Vital Components Co. Ltd. ............... 45,000 3,794,688
ASPEED Technology, Inc. ................... 4,000 2,380,566
Asustek Computer, Inc. ..................... 96,000 2,315,958
Bizlink Holding, Inc. ....................... 25,000 1,623,657
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 171,000 547,436
Cathay Financial Holding Co. Ltd. .............. 1,254,888 3,434,909
Chailease Holding Co. Ltd. .................. 232,852 799,064
Chang Hwa Commercial Bank Ltd. ............. 991,552 640,712
China Steel Corp. ........................ 1,711,867 1,042,021
Chroma ATE, Inc. ......................... 51,000 4,058,164
Chunghwa Telecom Co. Ltd. ................. 479,000 2,095,457
CTBC Financial Holding Co. Ltd. .............. 2,260,265 4,365,326
Delta Electronics, Inc. ...................... 256,000 19,641,925
E Ink Holdings, Inc. ....................... 114,000 801,147
E.Sun Financial Holding Co. Ltd. .............. 1,982,386 1,958,623
Elite Material Co. Ltd. ...................... 40,142 6,487,852
eMemory Technology, Inc. ................... 10,000 1,079,512
Eva Airways Corp. ........................ 399,000 458,106
Evergreen Marine Corp. Taiwan Ltd. ............ 141,746 963,812
Far EasTone Telecommunications Co. Ltd. ........ 299,000 904,708
First Financial Holding Co. Ltd. ................ 1,593,088 1,396,593
Formosa Chemicals & Fibre Corp. ............. 623,950 995,481
Formosa Plastics Corp. ..................... 584,400 888,206
Fortune Electric Co. Ltd. .................... 22,780 631,564
Fubon Financial Holding Co. Ltd. .............. 1,085,651 3,807,565
Gigabyte Technology Co. Ltd. ................ 75,000 878,106
Global Unichip Corp. ...................... 12,000 1,770,564
Globalwafers Co. Ltd. ...................... 43,000 1,363,653
Gold Circuit Electronics Ltd. .................. 46,000 1,920,367
Hon Hai Precision Industry Co. Ltd. ............. 1,657,845 15,175,575

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Taiwan (continued)
Hon Precision, Inc. ........................ 11,000 $ 2,882,697
Hotai Motor Co. Ltd. ....................... 56,600 876,443
Hua Nan Financial Holdings Co. Ltd. ............ 1,238,361 1,205,727
Innolux Corp. ........................... 1,158,592 1,866,603
International Games System Co. Ltd. ........... 37,000 889,602
Inventec Corp. ........................... 302,980 672,072
Jentech Precision Industrial Co. Ltd. ............ 14,000 1,570,610
KGI Financial Holding Co. Ltd. ................ 2,201,404 1,579,157
King Slide Works Co. Ltd. ................... 8,000 1,278,579
King Yuan Electronics Co. Ltd. ................ 165,000 1,711,637
Largan Precision Co. Ltd. ................... 15,000 1,682,191
Lite-On Technology Corp. ................... 288,032 2,127,549
Lotes Co. Ltd. ........................... 13,222 1,105,683
MediaTek, Inc. ........................... 202,176 27,486,137
Mega Financial Holding Co. Ltd. ............... 1,486,110 1,896,911
MPI Corp. .............................. 12,000 2,248,058
Nan Ya Plastics Corp. ...................... 726,090 2,264,732
Novatek Microelectronics Corp. ............... 93,000 1,415,544
Pegatron Corp. .......................... 289,000 815,339
PharmaEssentia Corp. ..................... 47,169 1,404,664
President Chain Store Corp. ................. 106,000 724,139
Quanta Computer, Inc. ..................... 366,000 3,928,166
Realtek Semiconductor Corp. ................ 69,140 1,274,382
Shanghai Commercial & Savings Bank Ltd. (The) ... 588,981 746,960
SinoPac Financial Holdings Co. Ltd. ............ 1,830,216 1,752,792
Taiwan Business Bank ..................... 1,106,238 573,697
Taiwan Cooperative Financial Holding Co. Ltd. ..... 1,391,308 1,017,014
Taiwan Mobile Co. Ltd. ..................... 231,000 822,222
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 2,592,004 192,029,331
TCC Group Holdings Co. Ltd. ................ 1,006,754 784,035
TS Financial Holding Co. Ltd. ................. 2,944,755 2,191,850
Unimicron Technology Corp. ................. 178,691 5,929,477
Uni-President Enterprises Corp. ............... 665,650 1,527,228
United Microelectronics Corp. ................ 1,533,000 6,901,487
Vanguard International Semiconductor Corp. ...... 198,850 1,057,835
Wan Hai Lines Ltd. ........................ 125,000 327,209
Wistron Corp. ........................... 445,000 2,227,738
Wiwynn Corp. ........................... 15,000 2,563,931
Yageo Corp. ............................ 228,616 5,318,981
Yang Ming Marine Transport Corp. ............. 288,000 484,279
Yuanta Financial Holding Co. Ltd. .............. 1,493,908 2,839,648
Zhen Ding Technology Holding Ltd. ............. 124,455 2,031,241
399,796,170
a
Thailand  —  1 .4%
Advanced Info Service PCL , NVDR ............. 143,300 1,552,155
Airports of Thailand PCL , NVDR
(c)
.............. 595,000 1,007,126
Bangkok Dusit Medical Services PCL , NVDR
(c)
..... 1,568,300 876,371
Bumrungrad Hospital PCL , NVDR ............. 92,400 509,613
Central Pattana PCL , NVDR ................. 379,300 749,827
Charoen Pokphand Foods PCL , NVDR .......... 725,200 422,558
CP ALL PCL , NVDR
(c)
...................... 729,600 1,054,475
Delta Electronics Thailand PCL , NVDR .......... 413,200 4,456,057
Gulf Development PCL , Class R , NVDR ......... 661,600 1,258,984
Kasikornbank PCL , NVDR ................... 104,200 643,546
Krung Thai Bank PCL , NVDR ................ 547,750 584,861
Minor International PCL , NVDR
(c)
.............. 503,380 347,526
PTT Exploration & Production PCL , NVDR
(c)
....... 205,810 895,624
PTT PCL , NVDR ......................... 1,407,000 1,567,176
SCB X PCL , NVDR
(c)
...................... 129,300 534,092
Siam Cement PCL (The) , NVDR ............... 114,000 795,675
TMBThanachart Bank PCL , NVDR ............. 6,129,100 429,369
Security Shares Value
a
Thailand (continued)
True Corp. PCL , NVDR ..................... 1,774,642 $ 752,498
18,437,533
a
Total Common Stocks — 98.8%
(Cost: $ 895,564,555 ) ................................ 1,329,546,403
a
Preferred Stocks
South Korea  —  0 .1%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 3,784 687,300
Hyundai Motor Co. , Series 2, Preference Shares , NVS 4,560 821,373
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 344 46,025
1,554,698
a
Total Preferred Stocks — 0.1%
(Cost: $ 836,383 ) ................................... 1,554,698
a
Rights
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(a) (d)
........... 1,315 —
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 98.9%
(Cost: $ 896,400,938 ) ................................ 1,331,101,101
a
Short-Term Securities
Money Market Funds  —  3 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(e) (f) (g)
...................... 40,153,656 40,165,701
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(e) (f)
............................. 4,365,347 4,365,347
a
Total Short-Term Securities — 3.3%
(Cost: $ 44,528,480 ) ................................. 44,531,048
Total Investments —  102.2%
(Cost: $ 940,929,418 ) ................................ 1,375,632,149
Liabilities in Excess of Other Assets — ( 2 .2 ) % ............... (30,002,808)
Net Assets — 100.0% ................................. $ 1,345,629,341
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Emerging Markets Asia ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 17,231,901  $ 22,938,690
(a)
$ —  $ (4,186) $ (704) $ 40,165,701  40,153,656  $ 289,586
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 5,140,000  —  (774,653)
(a)
—  —  4,365,347  4,365,347  175,276  —
$ —  $ (4,186) $ (704)
$ 44,531,048
$ 464,862  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI China Index .................................................................... 18 06/19/26 $ 551 $ (19)
MSCI Emerging Markets Index ............................................................ 131 06/19/26 11,453 54,377
$ 54,358

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Asia ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 77,146,110  $ 1,252,400,293  $ —  $ 1,329,546,403
Preferred Stocks ......................................... —  1,554,698  —  1,554,698
Short-Term Securities
Money Market Funds ...................................... 44,531,048  —  —  44,531,048
$ 121,677,158  $ 1,253,954,991  $ —  $ 1,375,632,149
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 54,377  $ —  $ —  $ 54,377
Liabilities
Equity Contracts ........................................... (19) —  —  (19)
$ 54,358  $ —  $ —  $ 54,358
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
Fair Value Hierarchy as of Period End (continued)